Investments in Unconsolidated Businesses	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Businesses

Note 5

Investments in Unconsolidated Businesses

Our investments in unconsolidated businesses are comprised of the following:

	(dollars in millions)
At December 31,	Ownership	2012	2011
Equity Investees
Vodafone Omnitel	23.1%	$2,200	$2,083
Other	Various	1,106	1,320

Total equity investees		3,306	3,403

Cost Investees	Various	95	45

Total investments in unconsolidated businesses		$3,401	$3,448

Dividends and repatriations of foreign earnings received from these investees amounted to $0.4 billion in 2012, $0.5 billion in 2011 and $0.5 billion in 2010. See Note 12 regarding undistributed earnings of our foreign subsidiaries.

Equity Method Investments

Vodafone Omnitel

Vodafone Omnitel N.V. (Vodafone Omnitel) is one of the largest wireless communications companies in Italy. At December 31, 2012 and 2011, our investment in Vodafone Omnitel included goodwill of $1.0 billion, respectively.

Other Equity Investees

We have limited partnership investments in entities that invest in affordable housing projects, for which we provide funding as a limited partner and receive tax deductions and tax credits based on our partnership interests. At December 31, 2012 and 2011, we had equity investments in these partnerships of $0.9 billion and $1.1 billion, respectively. We adjust the carrying value of these investments for any losses incurred by the limited partnerships through earnings.

The remaining investments include wireless partnerships in the U.S. and other smaller domestic and international investments.

Summarized Financial Information

Summarized financial information for our equity investees is as follows:

Balance Sheet

	(dollars in millions)
At December 31,	2012	2011
Current Assets	$3,516	$3,720
Noncurrent Assets	8,159	8,469

Total Assets	$11,675	$12,189

Current liabilities	$5,526	$6,123
Noncurrent liabilities	5	8
Equity	6,144	6,058

Total liabilities and equity	$11,675	$12,189

Income Statement

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Net revenue	$10,825	$12,668	$12,356
Operating income	2,823	4,021	4,156
Net income	1,679	2,451	2,563